Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

	2018					2017
	Fair value				Carrying	Fair value				Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	204,391	204,391	201,619	—	6,331	195,327	201,658	199,332
Loans and advances to banks	—	3,028	448	3,476	3,515	—	2,897	556	3,453	3,466
Reverse repurchase agreements – non trading	—	21,130	—	21,130	21,127	—	2,614	—	2,614	2,614
Other financial assets at amortised cost	6,390	720	—	7,110	7,228
Financial investments						6,435	2,211	—	8,646	8,758

	6,390	24,878	204,839	236,107	233,489	6,435	14,053	195,883	216,371	214,170

Liabilities
Deposits by customers	—	21	173,762	173,783	173,692	—	—	177,563	177,563	177,421
Deposits by banks	—	16,859	977	17,836	17,824	—	12,164	557	12,721	12,708
Repurchase agreements – non trading	—	10,923	—	10,923	10,910	—	1,085	—	1,085	1,076
Debt securities in issue	—	56,695	—	56,695	55,906	—	50,641	—	50,641	48,860
Subordinated liabilities	—	3,825	—	3,825	3,601	—	4,373	—	4,373	3,793

	—	88,323	174,739	263,062	261,933	—	68,263	178,120	246,383	243,858

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2018 and 2017, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

		2018				2017
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Valuation technique
Assets
Trading assets	Securities purchased under resale agreements	—	—	—	—	—	8,870	—	8,870	A
	Debt securities	—	—	—	—	5,156	—	—	5,156	—
	Equity securities	—	—	—	—	9,662	—	—	9,662	—
	Cash collateral	—	—	—	—	—	6,156	—	6,156	A
	Short-term loans	—	—	—	—	656	55	—	711	A

		—	—	—	—	15,474	15,081	—	30,555

Derivative financial instruments	Exchange rate contracts	—	4,324	25	4,349	—	6,061	16	6,077	A
	Interest rate contracts	—	2,560	6	2,566	—	23,435	12	23,447	A & C
	Equity and credit contracts	—	194	84	278	—	861	36	897	B & D
	Netting	—	(1,872)	—	(1,872)	—	(10,479)	—	(10,479)

		—	5,206	115	5,321	—	19,878	64	19,942

Other financial assets at FVTPL	Loans and advances to customers	—	427	82	509	—	1,485	64	1,549	A
	Debt securities	26	2,343	894	3,263	184	187	176	547	A, B & D
	Equity securities	14	—	79	93					B
	Reverse repurchase agreements – non trading	—	2,272	—	2,272	—	—	—	—	A

		40	5,042	1,055	6,137	184	1,672	240	2,096
Financial assets at FVOCI	Debt securities	12,487	742	—	13,229					D
	Loans and advances to customers	—	—	73	73					D
		12,487	742	73	13,302

Financial investments	Available-for-sale – debt securities					8,770	2	—	8,772	C
	Available-for-sale – equity securities					19	9	53	81	B

						8,789	11	53	8,853
Total assets at fair value		12,527	10,990	1,243	24,760	24,447	36,642	357	61,446

Liabilities
Trading liabilities	Securities sold under repurchase agreements	—	—	—	—	—	25,504	—	25,504	A
	Short positions in securities and unsettled trades	—	—	—	—	3,694	—	—	3,694	—
	Cash collateral	—	—	—	—	—	1,911	—	1,911	A
	Short-term deposits	—	—	—	—	—	—	—	—	—

		—	—	—	—	3,694	27,415	—	31,109

Derivative financial instruments	Exchange rate contracts	—	528	23	551	—	4,176	15	4,191	A
	Interest rate contracts	—	2,736	7	2,743	—	23,199	5	23,204	A & C
	Equity and credit contracts	—	132	40	172	1	653	43	697	B & D
	Netting	—	(1,872)	—	(1,872)	—	(10,479)	—	(10,479)

		—	1,524	70	1,594	1	17,549	63	17,613
Other financial liabilities at FVTPL	Debt securities in issue	—	983	7	990	—	1,629	6	1,635	A
	Structured deposits	—	104	29	133	—	680	—	680	A
	Repurchase agreements – non trading	—	2,110	—	2,110	—	—	—	—	A
	Collateral and associated financial guarantees	—	3,040	13	3,053					D
		—	6,237	49	6,286	—	2,309	6	2,315

Total liabilities at fair value		—	7,761	119	7,880	3,695	47,273	69	51,037

Summary of Fair Value Adjustment

The magnitude and types of fair value adjustment are listed in the following table:

	2018 £m	2017 £m
Risk-related:
– Bid-offer and trade specific adjustments	13	34
– Uncertainty	36	43
– Credit risk adjustment	9	36
– Funding fair value adjustment	4	6

	62	119

Model-related	5	8
Day One profit	—	1

	67	128

Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data

The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)
Balance sheet line item	Category	Financial instrument product type	2018 £m	2017 £m	2018 £m	2017 £m	2016 £m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	54	31	30	(6)	12
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	53	64	8	2	4
3. FVTPL assets	Debt securities	Reversionary property securities	142	176	(28)	(18)	—
4. FVTPL assets (1)	Equity securities(1)	Unlisted equity shares	79	53	19	—	—
5. FVTPL assets	Debt securities	Credit linked notes	752	—	13	—	—
6. FVOCI assets	Loans and advances to customers	Other loans	73	—	(5)	—	—
7. Derivative liabilities	Equity contracts	Property-related options and forwards	(35)	(43)	—	(5)	(5)
8. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(13)	—	(13)	—	—

			1,105	281	24	(27)	11

Other Level 3 assets			90	33	—	(26)	6

Other Level 3 liabilities			(71)	(26)	1	19	(10)

Total net assets			1,124	288

Total income/(expense)					25	(34)	7

(1)	Prior to 1 January 2018, these unlisted equity shares were classified as available-for-sale equity securities and presented in the balance sheet as financial investments.

Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following table sets out the movements in Level 3 financial instruments in 2018 and 2017:

	Assets					Liabilities
	Derivatives £m	Other financial assets at FVTPL £m	Financial assets at FVOCI £m	Financial investments £m	Total £m	Derivatives £m	Other financial liabilities at FVTPL £m	Total £m
At 31 December 2017	64	240		53	357	(63)	(6)	(69)
Adoption of IFRS 9	–	598	199	(53)	744	—	—	—

At 1 January 2018	64	838	199	—	1,101	(63)	(6)	(69)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	28	14	(5)		37	1	(13)	(12)
– Foreign exchange and other movements	(5)	—	—		(5)	5	(1)	4
Transfers in	56	18	—		74	(35)	(29)	(64)
Additions	—	280	17		297	—	—	—
Sales	—	(95)	—		(95)	—	—	—
Settlements	(28)	—	(138)		(166)	22	—	22

At 31 December 2018	115	1,055	73		1,243	(70)	(49)	(119)

(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	23	14	(5)		32	6	(14)	(8)

At 1 January 2017	103	264		32	399	(74)	(6)	(80)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	(32)	(16)		—	(48)	14	—	14
– Foreign exchange and other movements	32	—		—	32	(32)	—	(32)
Gains recognised in other comprehensive income	—	—		21	21	—	—	—
Additions	9	—		—	9	(2)	—	(2)
Sales	—	(8)		—	(8)	—	—	—
Settlements	(48)	—		—	(48)	31	—	31

At 31 December 2017	64	240		53	357	(63)	(6)	(69)

(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	—	(16)		—	(16)	(18)	—	(18)

Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3)
		Significant unobservable input			Shift	Sensitivity
			Assumption value			Favourable changes £m	Unfavourable changes £m
2018	Fair value £m	Assumption description	Range(1)	Weighted average
1. Derivative assets –Equity and credit contracts:	54	HPI Forward growth rate	0% – 5%	2.68%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate	n/a	783	10%	7	(7)
2. FVTPL – Loans and advances to customers:	53	HPI Forward growth rate	0% – 5%	2.77%	1%	2	(2)
– Roll-up mortgage portfolio 3. FVTPL – Debt securities:	142	HPI Forward growth rate	0% – 5%	2.68%	1%	6	(6)
– Reversionary property securities		HPI Spot rate	n/a	783 (2)	10%	10	(10)
4. FVTPL – Equity securities:	79	Contingent litigation risk	0% – 100%	29%	20%	6	(6)
– Unlisted equity shares 6. FVOCI– Loans and advances to customers:	73	Credit spreads	0% – 2%	0.80%	20%	—	—
– Other loans 7. Derivative liabilities – Equity contracts:	(35)	HPI Forward growth rate	0% – 5%	2.59%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate	n/a	722 (2)	10%	3	(4)

2017
1. Derivative assets – Equity and credit contracts:	31	HPI Forward growth rate	0% – 5%	2.42%	1%	10	(10)
– Reversionary property derivatives		HPI Spot rate	n/a	773	10%	8	(8)
2. FVTPL – Loans and advances to customers:	64	HPI Forward growth rate	0% – 5%	2.57%	1%	2	(2)
– Roll-up mortgage portfolio 3. FVTPL – Debt securities:	176	HPI Forward growth rate	0% – 5%	2.42%	1%	3	(3)
– Reversionary property securities		HPI Spot rate	n/a	773 (2)	10%	11	(11)
4. Financial investments – AFS equity securities:	53	Contingent litigation risk	0% – 100%	35%	20%	6	(6)
– Unlisted equity shares 7. Derivative liabilities – Equity contracts:	(43)	HPI Forward growth rate	0% – 5%	2.32%	1%	3	(3)
– Property-related options and forwards		HPI Spot rate	n/a	727 (2)	10%	7	(8)

(1)	The range of actual assumption values used to calculate the weighted average disclosure.
(2)	Represents the HPI spot rate index level at 31 December 2018 and 2017.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

2018	On demand £m	Not later than 3 months £m	Later than 3 months and not later than 1 year £m	Later than 1 year and not later than 5 years £m	Later than 5 years £m	Total £m
Financial liabilities
Trading liabilities	—	—	—	—	—	—
Derivative financial instruments	—	431	61	104	1,170	1,766
Other financial liabilities at fair value through profit or loss	11	2,146	76	408	3,855	6,496
Deposits by customers	151,284	4,640	11,350	5,328	1,373	173,975
Deposits by banks	5,692	1,108	93	11,106	52	18,051
Repurchase agreements – non trading	2	9,101	972	849	517	11,441
Debt securities in issue	—	9,194	5,677	28,553	15,384	58,808
Subordinated liabilities	—	255	134	709	5,279	6,377

Total financial liabilities	156,989	26,875	18,363	47,057	27,630	276,914

Off-balance sheet commitments given	1,106	5,843	670	13,418	18,987	40,024

2017
Financial liabilities
Trading liabilities	1,520	26,914	152	161	2,580	31,327
Derivative financial instruments:	15	631	1,230	2,925	14,001	18,802
Other financial liabilities at fair value through profit or loss	7	545	222	789	814	2,377
Deposits by customers	154,114	4,754	13,811	3,454	1,490	177,623
Deposits by banks	2,452	1,465	82	8,626	208	12,833
Repurchase agreements – non trading	—	1	832	248	—	1,081
Debt securities in issue	—	8,419	4,940	25,950	11,644	50,953
Subordinated liabilities	—	289	147	783	5,571	6,790

Total financial liabilities	158,108	43,018	21,416	42,936	36,308	301,786

Off-balance sheet commitments given	2,082	6,874	1,844	12,399	18,860	42,059